SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Effects of Stock-Based Compensation in the Statements of Operations
The following table summarizes the effects of stock-based compensation resulting from the application of ASC 718 included in the Statements of Operations as follows:

	Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 1
Cost of Revenues:
Products	$310	$305	$202
Services	140	106	91
Research and Development expenses	881	923	601
Sales and Marketing expenses	576	497	470
General and Administration expenses	188	96	71
Total	$2,095	$1,927	$1,435

Status of the Company's Share Option Plans
Summary of the status of the Company's share option plans as of December 31, 2013, 2012 and 2011, as well as changes during each of the years then ended, is presented below:

	2 0 1 3		2 0 1 2		2 0 1 1
	Share	Weighted average exercise	Share	Weighted average exercise	Share	Weighted average exercise
	options	price	options	Price	options	price

Outstanding - beginning of year	1,844,347	5.75	1,575,814	4.84	1,631,072	2.96
Granted	383,537	8.87	452,494	7.98	444,237	8.81
Exercised	513,896	2.34	131,922	2.03	436,601	2.12
Cancelled	6,286	5.73	52,039	7.1	62,894	4.05
Outstanding - year end	1,707,702	7.48	1,844,347	5.75	1,575,814	4.84

Options exercisable at year-end	738,915	6.35	867,134	3.86	634,252	2.95

Information about Share Options Outstanding
The following table summarizes information about share options outstanding as of December 31, 2013:

Outstanding as of				Exercisable as of
December 31, 2013				December 31, 2013
prices Range of exercise	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
(US dollars)		(in years)	(US dollars)		(US dollars)

0.93-1.79	49,450	5.50	1.24	49,450	1.24
2.86-2.87	114,363	0.58	2.86	114,363	2.86
4.20-4.78	52,370	6.46	4.23	36,417	4.24
5.48-6.70	282,152	6.42	6.39	216,599	6.38
7.40-7.91	335,827	5.62	7.81	88,958	7.79
8.38-8.89	701,131	5.73	8.59	174,377	8.39
9.04-9.58	67,407	6.15	9.07	-	-
10.12-10.83	105,002	3.83	10.47	58,751	10.43
	1,707,702			738,915